UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Hester Total Return Fund
SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS: 93.5%
	Aerospace & Defense: 1.3%
2,000	General Dynamics Corp.	$156,440

	Automobiles: 1.1%
1,003	Toyota Motor Corp. - ADR *	126,258

	Beverages: 2.5%
5,838	The Coca-Cola Co.	305,386

	Business Services: 1.6%
3,550	Fidelity National Information Services	192,694

	Capital Markets: 4.8%
1,837	Affiliated Managers Group, Inc. *	236,532
8,339	Bank of New York, Inc.	345,568
		582,100
	Commercial Services & Supplies: 6.4%
7,250	H&R Block, Inc.	169,433
8,339	Labor Ready, Inc. *	192,714
7,600	Republic Services, Inc.	232,864
6,000	Waste Connections, Inc. *	181,440
		776,451
	Communications Equipment: 2.2%
9,589	Cisco Systems, Inc. *	267,054

	Computers & Peripherals: 6.1%
4,336	Dell, Inc. *	123,793
7,086	Hewlett-Packard Co.	316,177
1,469	International Business Machines Corp.	154,612
6,250	Seagate Technology	136,063
		730,645
	Distributors: 0.8%
1,600	WESCO International, Inc. *	96,720

	Diversified Financial Services: 3.8%
8,894	Citigroup, Inc.	456,173

	Energy Equipment & Services: 4.0%
4,000	Baker Hughes, Inc.	336,520
5,000	Tetra Technologies, Inc. *	141,000
		477,520
	Food Products: 1.4%
13,500	Del Monte Foods Co.	164,160

	Gas Utilities: 1.4%
3,500	Equitable Resources, Inc.	173,460

	Health Care Equipment & Supplies: 2.0%
1,502	C.R. Bard, Inc.	124,110
3,127	DENTSLPY International, Inc.	119,639
		243,749
	Health Care Providers & Services: 1.9%
4,500	Quest Diagnostics, Inc.	232,425

	Household Durables: 2.0%
5,739	Koninklijke Philips Electronics N.V. - ADR	242,874

	Industrial Conglomerates: 4.6%
9,405	General Electric Co.	360,023
5,838	Tyco International Ltd.	197,266
		557,289
	Insurance: 4.6%
4,170	American International Group, Inc.	292,025
2,700	Cincinnati Financial Corp.	117,180
1,500	Hartford Financial Services Group, Inc.	147,765
		556,970
	IT Services: 5.6%
3,000	Accenture Ltd.	128,670
5,000	Broadridge Financial Solutions, Inc. *	95,600
8,339	First Data Corp.	272,435
8,339	Western Union Co.	173,702
		670,407
	Machinery: 3.0%
2,669	Illinois Tool Works, Inc.	144,633
3,670	Joy Global, Inc.	214,071
		358,704
	Media: 7.4%
9,000	CBS Corp. - Class B	299,880
5,400	Comcast Corp. - Special Class A *	150,984
2,500	Lamar Advertising Co. - Class A	156,900
5,250	News Corp.	111,353
4,300	Viacom, Inc. - Class B *	179,009
		898,126
	Metals & Mining: 3.8%
5,200	Alcoa, Inc.	210,756
5,100	Peabody Energy Corp.	246,738
		457,494
	Multi-Utilities: 2.0%
8,500	MDU Resources Group, Inc.	238,340

	Oil, Gas & Consumable Fuels: 4.7%
700	Apache Corp.	57,113
2,900	ConocoPhillips	227,650
3,300	Exxon Mobil Corp.	276,804
		561,567
	Pharmaceuticals: 1.0%
4,800	Pfizer, Inc.	122,736

	Semiconductor & Semiconductor Equipment: 2.6%
13,000	Intel Corp.	308,880

	Software: 4.7%
6,500	Amdocs Ltd. *	258,830
6,670	Microsoft Corp.	196,565
5,500	Oracle Corp. *	108,405
		563,800
	Specialty Retail: 0.7%
4,039	Foot Locker, Inc.	88,050

	Textiles, Apparel & Luxury Goods: 2.1%
4,536	Hanesbrands, Inc. *	122,608
2,174	Nike, Inc.	126,723
		249,331
	Thrifts & Mortgage Finance: 1.6%
4,588	Washington Mutual, Inc.	195,632

	Trading Companies & Distributors: 0.8%
1,100	W.W. Grainger, Inc.	102,355

	Wireless Telecommunication Services: 1.0%
4,600	SK Telecom Co., Ltd. - ADR	125,810

	TOTAL COMMON STOCKS
	(Cost $7,984,081)	11,279,600

	INVESTMENT COMPANIES: 5.4%
500	iShares FTSE/Xinhua China 25 Index Fund	64,425
4,170	iShares MSCI EAFE Index Fund	336,811
2,000	iShares MSCI Germany Index	66,200
1,100	iShares MSCI Mexico Index Fund	67,815
450	iShares MSCI South Africa Index Fund	56,286
1,100	iShares MSCI Spain Index Fund	63,954
		655,491

	TOTAL INVESTMENT COMPANIES	655,491
	(Cost $579,183)

	SHORT-TERM INVESTMENT: 1.6%
191,901	AIM Liquid Assets	191,901

	TOTAL SHORT-TERM INVESTMENT
	(Cost $191,901)	191,901

	TOTAL INVESTMENTS: 100.5%	12,126,992
	(Cost $8,755,165)
	Liabilities in Excess of Other Assets: (0.5)%	(60,217)
	TOTAL NET ASSETS: 100.0%	$12,066,775

ADR	American Depository Receipt.
*	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of investments	$8,771,078
Gross unrealized appreciation	3,456,445
Gross unrealized depreciation	(100,531)
Net unrealized appreciation	$3,355,914

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$8,771,078

Gross unrealized appreciation	3,456,445
Gross unrealized depreciation	(100,531)
Net unrealized appreciation	$3,355,914

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  August 9, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 8, 2007

* Print the name and title of each signing officer under his or her signature.